UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Stoneport Advisors Commodity Long Short ETF Tailored Shareholder Report

semi-annual shareholder report February 28, 2026 Stoneport Advisors Commodity Long Short ETF Ticker: SCLS (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the Stoneport Advisors Commodity Long Short ETF (the “Fund”) for the period November 3, 2025 (the Fund’s “Inception”) to February 28, 2026. You can find additional information about the Fund at https://stoneportadvisorsetfs.com. You can also request this information by contacting us at (866) 886-8389 or by writing to the Stoneport Advisors Commodity Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stoneport Advisors Commodity Long Short ETF	$36	1.10%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of February 28, 2026)

Fund Size (Thousands)	$2,609
Number of Holdings	20
Total Advisory Fee Paid	$8,995
Portfolio Turnover Rate	0%

Sector Type - Investments
(% of Total Net Assets)

Sector Type - Other Financial Instruments
(% of Total Net Assets)

What did the Fund invest in?

(as of February 28, 2026)

Top Ten Holdings	(% of Total Net Assets)
Gold Future	3.4
Brent Crude Oil Future	1.4
WTI Crude Oil Future	1.0
Cocoa Future	0.5
NY Harbor Ultra-Low Sulfur Diesel Future	0.5
Copper Future	0.3
RBOB Gasoline Future	0.3
Low Sulphur Gas Oil Future	0.3
Soybean Oil Future	0.2
Lean Hogs Future	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://stoneportadvisorsetfs.com.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

February 28, 2026 (Unaudited)

Tidal Trust III

Stoneport Advisors Commodity Long Short ETF | SCLS | The Nasdaq Stock Market, LLC

Stoneport Advisors Commodity Long Short ETF

Stoneport Advisors Commodity Long Short ETF

Consolidated Schedule of Investments

February 28, 2026 (Unaudited)

SHORT TERM INVESTMENTS - 78.6%	Shares	Value
Money Market Funds - 78.6%
First American Government Obligations Fund - Class X, 3.60%(a)(b)	2,050,377	$2,050,377

TOTAL SHORT TERM INVESTMENTS (Cost $2,050,377)		2,050,377

TOTAL INVESTMENTS - 78.6% (Cost $2,050,377)		$2,050,377
Other Assets in Excess of Liabilities - 21.4%		558,272
TOTAL NET ASSETS - 100.0%		$2,608,649

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of February 28, 2026.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Stoneport Advisors Commodity Long Short ETF

Consolidated Schedule of Futures Contracts

February 28, 2026 (Unaudited)

The Stoneport Advisors Commodity Long Short ETF had the following futures contracts outstanding with Morgan Stanley & Co., Inc. as of February 28, 2026:

FUTURES CONTRACTS - 6.7%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Brent Crude Oil(a)	5	03/31/2026	$364,350	$36,488
Copper(a)	2	05/27/2026	302,975	8,794
Gold(a)	1	04/28/2026	524,790	88,597
Kansas City Hard Red Winter Wheat(a)	1	05/14/2026	29,025	1,709
Lean Hogs(a)	1	04/15/2026	38,290	2,646
Live Cattle(a)	1	04/30/2026	92,890	(1,504)
Low Sulphur Gas Oil(a)	1	04/10/2026	74,300	8,223
Natural Gas(a)	3	03/27/2026	85,770	(9,430)
NY Harbor Ultra-Low Sulfur Diesel(a)	1	03/31/2026	109,032	13,479
RBOB Gasoline(a)	1	03/31/2026	95,991	8,296
Soybean Oil(a)	1	05/14/2026	37,110	4,862
WTI Crude Oil(a)	5	03/20/2026	335,100	26,485
				188,645

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Cocoa(a)	(1)	05/13/2026	(28,880)	13,826
Corn(a)	(5)	05/14/2026	(112,125)	(3,769)
Cotton No. 2(a)	(1)	05/06/2026	(32,805)	(609)
Soybean Meal(a)	(1)	05/14/2026	(32,050)	(2,234)
Soybeans(a)	(3)	05/14/2026	(175,613)	(14,749)
Sugar No. 11(a)	(3)	04/30/2026	(46,670)	(380)
Wheat(a)	(2)	05/14/2026	(59,150)	(5,507)
				(13,422)

Net Unrealized Appreciation (Depreciation)				175,223

(a)	All or a portion of the investment is a holding of the Stoneport Advisors Commodity LS Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Assets and Liabilities

February 28, 2026

Stoneport Advisors Commodity Long Short ETF

ASSETS:
Investments, at value (cost $2,050,377) (Note 2)	$2,050,377
Deposit at broker for futures	554,706
Dividends and interest receivables	5,693
Total assets	2,610,776

LIABILITIES:
Payable to adviser (Note 2)	2,127
Total liabilities	2,127
NET ASSETS	$2,608,649

NET ASSETS CONSISTS OF:
Paid-in capital	$2,501,730
Total distributable earnings/(accumulated losses)	106,919
TOTAL NET ASSETS	$2,608,649

Net assets	$2,608,649
Shares issued and outstanding(a)	125,000
Net asset value per share	$20.87

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Operations

For the Period Ended February 28, 2026

Stoneport Advisors Commodity Long Short ETF(a)
INVESTMENT INCOME:
Investments, at value (cost $2,050,377) (Note 2)	$1,969
Less: Dividend withholding taxes	-
Interest income	26,813
Total investment income	28,782

EXPENSES:
Investment advisory fee (Note 4)	8,995
Broker interest expense	-
Total expenses	8,995
NET INVESTMENT INCOME (LOSS)	19,787

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	-
Futures	(78,229)
Foreign currency	-
Net realized gain (loss)	(78,229)
Net change in unrealized appreciation (depreciation) on:
Investments	-
Futures	175,223
Foreign currency	-
Net change in unrealized appreciation (depreciation)	175,223
Net realized and unrealized gain (loss)	96,994
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,781

(a) Inception date for the Fund was November 3, 2025.

The accompanying notes are an integral part of these financial statements.

Consolidated Statement of Changes in Net Assets

For the Period Ended February 28, 2026

Stoneport Advisors Commodity Long Short ETF(a)
Period Ended February 28, 2026
Investments, at value (cost $2,050,377) (Note 2)
Net investment income (loss)	$19,787
Net realized gain (loss)	(78,229)
Net change in unrealized appreciation (depreciation)	175,223
Net increase (decrease) in net assets resulting from operations	116,781

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(9,862)
Total distributions to shareholders	(9,862)

CAPITAL TRANSACTIONS:
Subscriptions	3,012,060
Redemptions	(510,330)
Net increase (decrease) in net assets from capital transactions	2,501,730

NET INCREASE (DECREASE) IN NET ASSETS	2,608,649

NET ASSETS:
Beginning of period	-
End of period	$2,608,649

SHARES TRANSACTIONS
Subscriptions	150,000
Redemptions	(25,000)
Total increase (decrease) in shares outstanding	125,000

(a) Inception date for the Fund was November 3, 2025.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the period presented

Stoneport Advisors Commodity Long Short ETF
Period ended February 28, 2026(a)
Investments, at value (cost $2,050,377) (Note 2)
Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)	0.16
Net realized and unrealized gain (loss) on investments(c)	0.79
Total from investment operations	0.95

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)
Total distributions	(0.08)

Net asset value, end of period	$20.87

TOTAL RETURN(d)	4.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,609
Ratio of expenses to average net assets(e)	1.10%
Ratio of net investment income to average net assets(e)	2.42%
Portfolio turnover rate(d)(f)	0%

(a) Inception date for the Fund was November 3, 2025.

(b) Net investment income per share has been calculated based on average shares outstanding during the periods.

(c) Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d) Not annualized for periods less than one year.

(e) Annualized for periods less than one year.

(f) Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Stoneport Advisors Commodity Long Short ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The Fund commenced operations on November 3, 2025.

The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Stoneport Advisors Dynamic Commodity Index – Total Return (the “Index”).

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Fund is open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$2,050,378	$–	$–	$2,050,378
Total Investments	$2,050,378	$–	$–	$2,050,378
Assets:
Other Financial Instruments:(a)
Futures Contracts(b)	188,645	–	–	188,645
Total Other Financial Instruments	$188,645	$–	$–	$188,645
Liabilities:
Other Financial Instruments:(a)
Futures Contracts(b)	(13,422)	–	–	(13,422)
Total Other Financial Instruments	$(13,422)	$–	$–	$(13,422)

(a)	The fair value of the Fund’s other financial instruments represents the net unrealized appreciation (depreciation) as of February 28, 2026.

(b)	The Statement of Assets and Liabilities report the current day’s variation margin. The fair value reported in other tables in the footnotes to the financial statements is the cumulative unrealized gain (loss) of futures of $175,223.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.

Derivative Instruments - The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average net notional value of futures contracts outstanding during the period ended February 28, 2026 were:

	Average Contracts	Average Notional Amount
Futures Contracts Long	20	1,521,486
Futures Contracts Short	(24)	(1,128,959)

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of February 28, 2026:

	Asset Derivatives as of February 28, 2026		Liability Derivatives as of February 28, 2026

Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Futures Contracts	Unrealized appreciation on futures contracts		Unrealized depreciation on futures contracts
Commodities Risk		$213,405		$(38,182)

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended February 28, 2026:

Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures Contracts	Net realized and unrealized gain (loss) on futures contracts
Commodities Risk		$(78,229)	$175,223
Total Futures Contracts		(78,229)	175,223

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Futures Contracts - The Fund may purchase futures contracts to gain long exposure to commodities. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Fund is required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Fund’s use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Fund had futures contracts activity during the period ended February 28, 2026. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with Morgan Stanley & Co., Inc. acting as the futures commission merchant.

Derivatives Transactions - Pursuant to Rule 18f -4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f- 4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Broker for Futures - Deposits at broker for futures represents amounts that are held by third parties under certain of the Fund’s derivative transactions. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

Basis for Consolidation for the Fund - The Fund may invest up to 25% of its total assets in the Stoneport Advisors Commodity LS Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund and its Subsidiary. The financial statements of the Subsidiary is consolidated with the Fund’s financial statements. The Fund had $554,706, or 21.26% of its net assets invested in the Subsidiary as of February 28, 2026.

Federal Income Taxes - The Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, the Fund is subject to a 4% excise tax that is imposed if the Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Fund generally intends to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Fund may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Fund and are available to supplement future distributions. Tax expense is disclosed in the Consolidated Statement of Operations, if applicable.

As of February 28, 2026, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2 above) is a controlled foreign corporation not subject to Cayman Islands or U.S. income taxes. As a wholly-owned foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Fund are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Futures Contracts Risks.

●	Rolling Futures Contract Risk. The Fund will invest in and have exposure to futures contracts and is subject to risks related to “rolling” them. Rolling occurs when the Fund closes out of a futures contract as it nears its expiration and replaces it with a contract that has a later expiration. The Fund does not intend to hold futures contracts through expiration, but instead intends to “roll” its futures positions. The Fund will incur exchange and brokerage costs to affect the rolling of futures contracts. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as “contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” The impact of backwardation and contango may cause the returns of the Fund to vary significantly from returns as measured by other price references, such as the spot prices of the commodities comprising the Index.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

●	Spot Yield Risk. If the prices of all or a sub-set of the twelve months of futures contracts used by the Fund move opposite the Fund’s established positions for each component position in total, there will be a corresponding negative impact on the NAV of the Fund.

●	Contango and Backwardation Risk. The Index and thus the Fund’s rolling strategy involves the replacement of shorter dated futures contracts with longer-dated futures contracts. The value of the Index (and the NAV of the Fund) may be adversely affected by the cost of rolling long/short positions forward where prices of the futures contracts with later expiration dates are higher/lower than those with earlier expiration dates would create a negative/positive contango “roll yield.” By contrast, if the prices of the Fund’s long/short futures contract positions with later expiration dates are lower/higher than the prices of futures contracts with earlier expiration dates, rolling those positions forward would create a positive/negative backwardation “roll yield.” In addition, the Fund will incur exchange and brokerage costs to effect the rolling of futures contracts.

●	Volatility Risk. The price of futures contracts can be volatile and influenced by trade, fiscal, monetary, and exchange control programs and political changes.

●	Extreme Market Risk. Relevant parties in the Fund’s futures contracts (such as clearing brokers and execution brokers) may impose certain mandatory measures under extreme market circumstances. These measures may include limiting the size and number of the Fund’s futures positions and/or mandatory liquidation of the Fund’s futures positions without advance notice to the Adviser. In response to such mandatory measures, the Adviser may have to take corresponding actions in the best interests of, and without prior notice to the shareholders, and in accordance with the Fund’s constitutive documents, including but not limited to implementing alternative investment and/or hedging strategies. These corresponding actions could adversely impact the Fund’s NAV.

●	Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. When the Fund enters into derivative contracts that are exchange-traded, the Fund is subject to counterparty risk based upon the Fund’s clearing broker or clearinghouse operations. Counterparty risk exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions of the contract due to a possible dispute (whether or not bona fide) or because of a credit or liquidity problem which could possibly cause the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, it might cause the value of an investment in the Fund to decrease.

Commodities Risk. Exposure to the commodities markets through investments in futures contracts may subject the Fund to greater volatility than investments in traditional securities. The risks and hazards that are inherent in commodity production may cause the price of commodities to fluctuate widely. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts, or increased competition from alternative energy sources or commodity prices. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

●	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Energy markets can be significantly affected by fluctuations in energy prices and supply of and demand for energy fuels. Such fluctuations can be the result of geopolitical events, energy conservation, use of alternative fuel sources, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, price controls, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, war, violence, disruptive activity caused by political unrest, attacks or threats of attack by terrorists, among other factors.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

●	Precious and Industrial Metals Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold. The prices of industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity, disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

●	Livestock Commodities Risk. The prices of these commodities, which include live cattle, lean hogs, and feeder cattle, are subject to a number of factors that can cause price fluctuations, including weather conditions, disease and famine, changes in government policies, and changes in demand.

●	Agricultural Product Commodities Risk. The prices of these commodities (also referred to as grains and softs), which include grains, sugar, cotton, coffee, and cocoa, are subject to several factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject, such as tax risks, commodity related risks, and market and data risks.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risks, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 1.10% based on the average daily net assets of the Fund. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended February 28, 2026 are disclosed in the Consolidated Statement of Operations.

The Adviser has entered into a fund sponsorship agreement with Stoneport Advisors, LLC (“Sponsor”) pursuant to which Sponsor has agreed to provide financial support (as described below) to the Fund. Every month, the Investment Advisory Fee for the Fund is calculated and paid to the Adviser, and the Adviser retains a portion of the Investment Advisory Fee from the Fund. In return for its financial support for the Fund, the Adviser has agreed to pay the Sponsor a portion of any remaining profits generated by Investment Advisory Fee for the Fund. If the amount of the Investment Advisory Fee exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to Sponsor. If the amount of the Investment Advisory Fee for a Fund is less than the Fund’s operating expenses and the Adviser- retained amount, Sponsor is obligated to reimburse the Adviser for the amount of the shortfall. Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

The Board has adopted a Distribution (Rule 12b- 1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Fund has evaluated its business activities and determined that it operates as a single reportable segment.

The Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and purchases and sales of the Subsidiary were:

Purchases	Sales
-	-

For the period ended February 28, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended February 28, 2026, in-kind transactions associated with creations and redemptions for the Fund were:

Purchases	Sales
-	-

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2026. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. During the period ended February 28, 2026 (estimated), the tax character of distributions were as follows:

Distributions paid from:
Ordinary Income	$9,862

NOTE 8 - SHARES TRANSACTIONS

Shares of the Fund are listed and traded on the NASDAQ. Market prices for the Shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Consolidated Notes to Financial Statements

February 28, 2026 (Unaudited)

NOTE 10 - SUBSEQUENT EVENTS

In preparing these consolidated financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Fund’s consolidated financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 11, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the "Trust”) considered the approval of:

●	the Investment Advisory Agreement (each, a “Trust Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

●	the Investment Advisory Agreement (an “Subsidiary Advisory Agreement" and together with Trust Advisory Agreements the “Advisory Agreements”) between Tidal Investments LLC (the “Adviser”) and Stoneport Advisors Commodity LS Cayman Subsidiary, on behalf of the Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and the Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the the Fund, including any fall-out benefits; (iii) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 11, 2025. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

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Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser; the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by the firm. The Board also considered that the Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund was reasonable in light of the services rendered.

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The Board also considered that the sub-advisory fees paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from respective relationships with the respective Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

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(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 6, 2026

* Print the name and title of each signing officer under his or her signature.

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